Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company follows a consistent approach to the timing of its equity awards. The Compensation Committee’s practice is to approve or recommend equity awards, including stock options, to its named executive officers and other executive officers on an annual basis at the committee’s first regular meeting of each fiscal year, which is typically held in May or June and scheduled at least one year in advance. The Compensation Committee’s meeting to approve or recommend such annual awards is normally held after the Company’s announces its financial results for the preceding fiscal year and the fourth quarter of that fiscal year. The timing of the annual awards is intended to incentivize the named executive officers to deliver on the Company’s performance objectives for the new fiscal year. The Compensation Committee also may approve or recommend equity awards outside of the annual grant cycle, generally on quarterly dates scheduled in advance, for new hires, promotions, retention or other purposes. The Company has no program, plan or practice to time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee’s practice is to approve or recommend equity awards, including stock options, to its named executive officers and other executive officers on an annual basis at the committee’s first regular meeting of each fiscal year, which is typically held in May or June and scheduled at least one year in advance. The Compensation Committee’s meeting to approve or recommend such annual awards is normally held after the Company’s announces its financial results for the preceding fiscal year and the fourth quarter of that fiscal year. The timing of the annual awards is intended to incentivize the named executive officers to deliver on the Company’s performance objectives for the new fiscal year. The Compensation Committee also may approve or recommend equity awards outside of the annual grant cycle, generally on quarterly dates scheduled in advance, for new hires, promotions, retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	he Company has no program, plan or practice to time the release of material nonpublic information
MNPI Disclosure Timed for Compensation Value	false